Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15: COMMITMENTS AND CONTINGENCIES
In connection with the acquisition of Horamar on January 1, 2008, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2013, the remaining liability related to these pre-acquisition contingencies amounted to $829 ($1,039 in 2012; $2,764 in 2011) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
As of December 31, 2013, the Company had obligations related to the acquisition of new dry barges, the acquisition of three pushboats and the acquisition of the chartered-in fleet (see Notes 7, 18) of $26,712, $483 and $11,076, respectively. The maturity table below reflects the remaining future payments of these commitments:

Year	Amount in thousands of U.S. dollars
2014	$ 32,591
2015	3,754
2016	1,926

Total	$ 38,271

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2015.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate, of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.